United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-10-31

Date of Reporting Period: Six months ended 2026-04-30

Item 1.	Reports to Stockholders

Federated Hermes Muni and Stock Advantage Fund
Class A Shares / FMUAX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Income Securities Trust
This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$50	0.99%
Key Fund Statistics
Net Assets	$1,434,783,161
Number of Investments	409
Portfolio Turnover	12%
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.4%
Tax-Exempt, Fixed-Income Securities	46.9%
Tax-Exempt, Short-Term Securities	4.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420C837
30216-A (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Muni and Stock Advantage Fund

Federated Hermes Muni and Stock Advantage Fund
Class C Shares / FMUCX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Income Securities Trust
This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$88	1.74%
Key Fund Statistics
Net Assets	$1,434,783,161
Number of Investments	409
Portfolio Turnover	12%
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.4%
Tax-Exempt, Fixed-Income Securities	46.9%
Tax-Exempt, Short-Term Securities	4.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420C811
30216-B (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Muni and Stock Advantage Fund

Federated Hermes Muni and Stock Advantage Fund
Class F Shares / FMUFX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Income Securities Trust
This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class F Shares	$50	0.99%
Key Fund Statistics
Net Assets	$1,434,783,161
Number of Investments	409
Portfolio Turnover	12%
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.4%
Tax-Exempt, Fixed-Income Securities	46.9%
Tax-Exempt, Short-Term Securities	4.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420C720
30216-C (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Muni and Stock Advantage Fund

Federated Hermes Muni and Stock Advantage Fund
Institutional Shares / FMUIX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Income Securities Trust
This semi-annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$38	0.74%
Key Fund Statistics
Net Assets	$1,434,783,161
Number of Investments	409
Portfolio Turnover	12%
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.4%
Tax-Exempt, Fixed-Income Securities	46.9%
Tax-Exempt, Short-Term Securities	4.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420C654
30216-D (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Muni and Stock Advantage Fund

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	A | FMUAX	C | FMUCX	F | FMUFX	Institutional | FMUIX

Federated Hermes Muni and Stock Advantage Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—48.4%
		Communication Services—4.9%
116,585		Alphabet, Inc., Class A	$ 44,861,908
354,695		AT&T, Inc.	9,268,180
13,172		Meta Platforms, Inc.	8,060,079
161,869		Verizon Communications, Inc.	7,774,568
		TOTAL	69,964,735
		Consumer Discretionary—3.4%
77,073	[1]	Amazon.com, Inc.	20,428,969
1,325	[1]	AutoZone, Inc.	4,907,840
104,125		Bath & Body Works, Inc.	2,024,190
42,000	[1]	HBX Group International PLC	346,392
11,701		Home Depot, Inc.	3,847,289
8,390	[1]	Lululemon Athletica, Inc.	1,155,303
63,678		Nike, Inc., Class B	2,824,756
238,328	[1]	PENN Entertainment, Inc.	4,161,207
8,581	[1]	Ulta Beauty, Inc.	4,612,116
82,195		Whirlpool Corp.	4,607,851
		TOTAL	48,915,913
		Consumer Staples—3.0%
2,732		Costco Wholesale Corp.	2,771,696
214,802		JBS NV-A	3,449,720
65,078		McCormick & Co., Inc.	3,308,566
30,338		Philip Morris International, Inc.	5,007,894
31,128		Procter & Gamble Co.	4,578,617
139,310		The Coca-Cola Co.	10,972,056
103,507		WalMart, Inc.	13,655,678
		TOTAL	43,744,227
		Energy—2.5%
31,503		Chevron Corp.	6,089,845
54,167		ConocoPhillips	6,813,125
91,829		Exxon Mobil Corp.	14,171,970
2,900	[1]	HMH Holding, Inc.	61,480
20,903		Valero Energy Corp.	5,279,680
38,472		Williams Cos., Inc.	2,935,798
		TOTAL	35,351,898
		Financials—7.1%
24,142		American Express Co.	7,799,073
52,378		Ares Management Corp.	6,149,177
14,829		Assurant, Inc.	3,503,648
106,447		Bank of America Corp.	5,690,657
6,829		BlackRock, Inc.	7,276,982
17,240		Capital One Financial Co.	3,298,012
68,168		Charles Schwab Corp.	6,246,916
79,086		Citigroup, Inc.	10,121,426
68,190		Citizens Financial Group, Inc.	4,435,760
31,000	[1]	Ethos Technologies, Inc.	543,740
50,000	[1]	Exzeo Group, Inc.	810,000
3,068		Goldman Sachs Group, Inc.	2,834,126
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
32,319		Intercontinental Exchange, Inc.	$ 5,109,311
61,622		JPMorgan Chase & Co.	19,301,859
32,000	[1]	PicS NV	386,880
9,779		Progressive Corp., OH	1,968,317
35,305		UMB Financial Corp.	4,454,432
18,992		Visa, Inc., Class A	6,264,321
41,212	[1]	Wealthfront Corp.	433,962
21,577		Willis Towers Watson PLC	5,528,027
		TOTAL	102,156,626
		Health Care—5.3%
32,149		AbbVie, Inc.	6,793,727
25,455		AstraZeneca PLC	4,839,504
35,992	[1]	Boston Scientific Corp.	2,073,499
136,687	[1]	Caris Life Sciences, Inc.	2,597,053
21,930		Danaher Corp.	3,924,373
16,138		Eli Lilly & Co.	15,082,575
8,500	[1]	Generate Biomedicines, Inc.	107,355
26,513		Johnson & Johnson	6,094,013
60,000	[1]	Lumexa Imaging Holdings, Inc.	574,200
9,316		McKesson Corp.	7,594,403
66,516		Medtronic PLC	5,385,801
37,078		Merck & Co., Inc.	4,048,176
185,376		Pfizer, Inc.	4,949,539
11,093		Thermo Fisher Scientific, Inc.	5,313,103
17,355		UnitedHealth Group, Inc.	6,429,680
		TOTAL	75,807,001
		Industrials—5.2%
16,700	[1]	CSG B.V.	362,071
6,576		Cummins, Inc.	4,412,562
80,942		Delta Air Lines 2020-1 Class	5,503,247
20,730		Dover Corp.	4,693,479
21,893		Eaton Corp. PLC	9,479,888
1,926	[1]	Gates Industrial Corp. PLC	49,325
16,444		GE Aerospace	4,767,609
7,210		GE Vernova, Inc.	7,811,747
3,469		Northrop Grumman Corp.	2,010,216
11,308		Parker-Hannifin Corp.	10,283,721
33,428		RTX Corp.	5,885,668
7,345	[1]	Saia, Inc.	3,296,583
16,750		Siemens Energy AG	3,552,854
22,545		Stanley Black & Decker, Inc.	1,762,117
2,589		United Rentals, Inc.	2,485,026
31,686	[1]	Vincorion SE	828,557
31,401		Waste Management, Inc.	7,302,303
4,000	[1]	York Space Systems, Inc.	132,640
		TOTAL	74,619,613
		Information Technology—12.3%
31,980	[1]	Advanced Micro Devices, Inc.	11,336,590
108,154		Apple, Inc.	29,347,588
29,128		Applied Materials, Inc.	11,490,705
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
41,047	[1]	Arista Networks, Inc.	$ 7,089,227
73,917		Broadcom, Inc.	30,855,173
5,587	[1]	F5, Inc.	1,809,629
148,273		Hewlett Packard Enterprise Co.	4,265,814
23,916		IBM Corp.	5,524,118
15,271		Innoscripta SE	1,211,633
2,012		KLA Corp.	3,521,704
31,861		Marvell Technology, Inc.	5,261,844
16,801		Micron Technology, Inc.	8,688,805
49,770		Microsoft Corp.	20,295,211
12,326		Motorola Solutions, Inc.	5,411,484
102,219		NVIDIA Corp.	20,399,846
18,548		Salesforce, Inc.	3,274,279
10,110		SAP SE	1,730,993
6,108		Seagate Technology Holdings PLC	4,114,593
9,000		Tekscend Photomask Corp.	238,167
		TOTAL	175,867,403
		Materials—1.5%
13,557		Agnico Eagle Mines Ltd.	2,549,317
90,013		Freeport-McMoRan, Inc.	5,200,951
14,771		Linde PLC	7,402,339
20,316		Vulcan Materials Co.	6,130,150
		TOTAL	21,282,757
		Real Estate—0.0%
61,000		NS Group, Inc.	675,591
		Utilities—3.2%
56,764		American Electric Power Co., Inc.	7,782,912
365,281		CenterPoint Energy, Inc.	15,944,516
104,788		NextEra Energy, Inc.	10,256,649
141,806		PPL Corp.	5,309,217
65,887		Southern Co.	6,371,273
		TOTAL	45,664,567
		TOTAL COMMON STOCKS (IDENTIFIED COST $357,136,146)	694,050,331
		MUNICIPAL BONDS—46.9%
		Alabama—1.3%
$5,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025F), (Pacific Life Insurance Co. GTD), 5.000%, 12/1/2035	5,296,709
1,950,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026B), (Canadian Imperial Bank of Commerce GTD), 5.000%, 12/1/2034	2,098,604
1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,574,503
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,370,265
2,010,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,113,922
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,064,608
		TOTAL	18,518,611
		Arizona—1.4%
1,320,000		Arizona Board of Regents (Arizona State University), System Revenue Bonds (Series 2024A), 5.000%, 7/1/2042	1,446,877
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	665,270
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System (Phoenix, AZ Aviation Department), Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	$ 2,552,963
2,760,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,761,700
1,500,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), (Original Issue Yield: 5.560%), 5.250%, 7/1/2060	1,471,233
2,000,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,114,813
8,170,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2025B), 5.000%, 1/1/2035	9,454,640
		TOTAL	20,467,496
		California—1.3%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,001,148
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,135,026
45,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	45,094
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,632,075
2,000,000		Los Angeles, CA Department of Airports, Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,083,114
1,140,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,199,080
3,940,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	3,848,548
1,080,000		San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2022M-2), 4.550%, 7/1/2052	1,089,204
2,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023D), 5.250%, 5/1/2048	2,685,680
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,488,926
		TOTAL	18,207,895
		Colorado—1.5%
1,500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,500,534
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	250,392
1,200,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,266,984
5,880,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,819,174
1,365,000		Colorado State Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,246,313
2,500,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	2,548,084
1,500,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,566,088
4,000,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,169,325
3,095,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2017A-2), 4.000%, 6/1/2043	3,063,428
		TOTAL	21,430,322
		Connecticut—0.5%
3,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,152,206
1,500,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,646,885
1,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025C), 4.750%, 10/1/2032	1,033,694
750,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), (Original Issue Yield: 6.350%), 6.250%, 10/1/2060	758,146
		TOTAL	6,590,931
		Delaware—0.1%
2,000,000		Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	1,988,522
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		District Of Columbia—1.1%
$1,140,000		District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	$ 1,080,852
1,435,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,435,190
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	1,000,511
500,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	502,248
5,375,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	5,954,136
6,090,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	6,295,723
		TOTAL	16,268,660
		Florida—1.9%
3,000,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	3,140,585
2,010,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	2,010,059
1,000,000		Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.870%), 6.750%, 11/15/2055	1,043,775
2,125,000		Hillsborough County, FL Aviation Authority, Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,155,211
2,500,000		Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2038	2,754,129
1,000,000		Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2040	1,089,314
2,560,000		Lakewood Ranch, FL Stewardship District (Lakewood Ranch Southeast Project), Special Assessment Revenue Bonds (Series 2025), 5.800%, 5/1/2045	2,737,394
530,000		Lakewood Ranch, FL Stewardship District (Star Farms at Lakewood Ranch Project Phase 3/4), Special Assessment Revenue Bonds (Series 2024), 5.550%, 5/1/2054	536,812
1,055,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	992,583
2,715,000		Miami Beach, FL, Revenue Bonds (Series 2015), 5.000%, 9/1/2040	2,717,461
1,650,000		Miami-Dade County, FL Aviation Department, Aviation Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2037	1,845,023
3,000,000		Miami-Dade County, FL Water and Sewer System Revenue Bonds (Series 2025A), 4.500%, 10/1/2051	2,965,092
750,000		Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2044	799,223
2,000,000		Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center), Hospital Revenue Bonds (Series 2025), 5.750%, 11/1/2050	2,094,189
750,000		Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.500%, 1/1/2055	737,642
		TOTAL	27,618,492
		Georgia—2.3%
2,000,000		Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Convertible Capital Appreciation Economic Development Certificates (Series 2024-1), (Original Issue Yield: 6.500%), 6.500%, 12/15/2048	1,811,441
1,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2024B), 5.000%, 11/1/2041	1,104,581
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), (United States Treasury PRF 11/1/2027@100), 5.000%, 11/1/2032	2,589,975
3,000,000		Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,296,261
3,000,000		Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2049	3,068,679
1,000,000		Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	1,012,887
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,500,679
4,000,000		Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	4,040,439
2,450,000		Georgia State, UT GO Bonds (Series 2023A), 5.000%, 7/1/2040	2,700,244
3,940,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	3,911,868
3,515,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,604,605
800,000		Savannah-Georgia Convention Center Authority, Convention Center Hotel First Tier Revenue Bonds (Series 2025A), (Original Issue Yield: 5.390%), 5.250%, 6/1/2061	793,125
2,100,000	[2]	Savannah-Georgia Convention Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.300%), 6.000%, 6/1/2050	2,099,305
		TOTAL	32,534,089
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Guam—0.1%
$ 715,000	Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.250%, 1/1/2039	$ 775,984
500,000	Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.250%, 1/1/2040	539,890
	TOTAL	1,315,874
	Idaho—0.6%
8,170,000	Idaho Housing and Finance Association, Sales Tax Revenue Bonds (Series 2024A), 5.000%, 8/15/2048	8,562,504
	Illinois—3.4%
1,000,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	994,064
1,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 5.875%, 12/1/2047	1,007,446
625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	575,541
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,024,139
1,335,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,369,627
2,000,000	Chicago, IL Wastewater Transmission, Second Lien Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 1/1/2048	2,094,477
905,000	Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.000%, 1/1/2038	905,183
3,250,000	Chicago, IL, UT GO Bonds (Series 2023A), 5.250%, 1/1/2038	3,352,522
3,000,000	Cook County, IL Sales Tax Revenue, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,076,560
5,000,000	Cook County, IL, Sales Tax Revenue Bonds (Series 2025), 5.000%, 11/15/2049	5,123,590
750,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	829,324
221,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	221,190
1,500,000	Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,505,149
2,880,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,910,594
4,320,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,453,594
705,000	Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	735,424
750,000	Illinois State, UT GO Bonds (Series 2024), 5.000%, 2/1/2038	817,049
6,500,000	Illinois State, UT GO Bonds (Series 2026C), 5.500%, 4/1/2051	6,796,634
4,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,035,298
540,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	515,810
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,307,110
1,500,000	Sales Tax Securitization Corp., IL, Second Lien Sales Tax Bonds (Series 2024A), 5.000%, 1/1/2037	1,647,904
	TOTAL	49,298,229
	Indiana—2.2%
4,000,000	Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-2), 5.000%, Mandatory Tender 10/1/2031	4,392,000
5,000,000	Indiana Finance Authority (Parkview Health System Obligated Group), Revenue Bonds (Series 2026A), 5.000%, 11/1/2038	5,519,845
3,735,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	3,902,690
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,279,406
5,000,000	Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,253,332
2,000,000	Indiana State Finance Authority (Marquette Project), Revenue Bonds (Series 2025A), 5.250%, 3/1/2050	2,026,715
1,500,000	Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2039	1,594,484
2,330,000	Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	2,417,911
1,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,042,975
2,500,000	Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	2,548,475
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,875,000		Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2008), 4.200%, Mandatory Tender 6/21/2035	$ 1,948,792
		TOTAL	31,926,625
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	5,991,997
		Kentucky—0.6%
5,565,000	[3]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 3.632% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,573,462
3,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	3,179,949
		TOTAL	8,753,411
		Louisiana—0.2%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,461,076
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,030,809
		TOTAL	3,491,885
		Maryland—0.6%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,191,114
1,500,000	[2]	Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	1,594,728
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	279,233
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	564,984
555,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	555,408
		TOTAL	9,185,467
		Massachusetts—1.1%
1,345,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.000%, 11/1/2048	1,400,216
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,240,936
1,660,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), (Original Issue Yield: 4.260%), 4.000%, 7/1/2053	1,510,098
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,010,428
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,672,374
		TOTAL	15,834,052
		Michigan—0.7%
2,980,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,088,621
1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series 2019- I), 4.000%, 4/15/2054	1,359,889
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,344,486
1,500,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), (Original Issue Yield: 4.600%), 4.375%, 2/28/2054	1,383,023
2,500,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 12/1/2050	2,692,810
		TOTAL	9,868,829
		Minnesota—0.6%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	983,653
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,560,998
5,000,000	[3]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 3.438% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	4,989,244
1,000,000		St. Cloud, MN (CentraCare Health System), Health Care Revenue Bonds (Series 2024), (Original Issue Yield: 4.150%), 4.000%, 5/1/2050	889,218
		TOTAL	8,423,113
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Missouri—0.6%
$4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	$ 3,957,632
2,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2048	2,024,896
1,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2054	1,000,907
1,250,000		St. Louis, MO Lambert International Airport, Airport Revenue Bonds (Series 2017C), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2042	1,266,671
		TOTAL	8,250,106
		Nevada—0.2%
2,200,000		Reno-Tahoe, NV Airport Authority, Airport Revenue Bonds (Series 2024B), 5.000%, 7/1/2049	2,249,352
		New Hampshire—0.5%
2,035,000	[2]	National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	1,409,610
5,000,000	[2]	National Finance Authority, NH (Goodland Project, TX MUD), Special Revenue Capital Appreciation Bonds (Series 2026), (Original Issue Yield: 6.625%), 6.625%, 12/15/2039	2,058,071
1,800,000	[2]	National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	1,798,818
1,462,183		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	1,458,736
		TOTAL	6,725,235
		New Jersey—2.4%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	1,960,889
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,213,966
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	1,027,415
930,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	989,521
1,570,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	1,618,458
750,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.250%, 9/1/2053	787,297
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,002,512
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	1,100,081
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2037	1,108,629
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2024AA), 4.000%, 6/15/2042	1,963,320
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2025AA), 5.000%, 6/15/2045	1,604,857
1,150,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,202,503
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	990,792
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2022CC), (United States Treasury PRF 12/15/2032@100), 5.000%, 6/15/2048	2,279,370
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,083,751
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,687,158
4,745,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	4,895,023
		TOTAL	34,515,542
		New Mexico—0.1%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,189,979
		New York—3.8%
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,013,744
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,860,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	$ 2,891,034
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,513,558
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2025B), 5.000%, 11/15/2043	1,072,179
3,175,000		Monroe County, NY IDC (University of Rochester), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	3,131,718
2,225,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.850%, 11/1/2059	2,227,040
2,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	2,618,538
3,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,144,410
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,826,777
3,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2025H-1), 5.000%, 11/1/2038	3,357,571
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2026A), 5.000%, 5/1/2040	2,234,283
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,570,077
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,501,978
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	2,082,679
4,500,000		New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	4,883,667
4,000,000		New York State HFA, Revenue Bonds (Series 2025D-1), 5.000%, 5/1/2069	4,030,069
5,405,000		New York State Thruway Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2022A), 4.000%, 3/15/2051	4,977,261
1,010,000		New York State Thruway Authority, General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,064,639
4,475,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,327,075
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,030,425
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,022,370
1,250,000		Triborough Bridge & Tunnel Authority, NY (Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.000%, 12/1/2043	1,372,993
		TOTAL	53,894,085
		North Carolina—0.6%
1,250,000		Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,270,537
5,000,000		Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	4,689,554
1,000,000		North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2044	1,046,226
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,510,104
		TOTAL	8,516,421
		Ohio—1.1%
3,405,000		Avon Lake, OH City School District, School Facilities Bonds (Series 2025), (Original Issue Yield: 4.790%), 4.625%, 12/1/2059	3,330,700
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	959,833
900,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2050	919,067
3,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2055	3,050,259
1,500,000		Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	1,546,846
555,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	556,075
2,000,000		Ohio State, Common Schools UT GO Bonds (Series 2025A), 5.000%, 6/15/2035	2,314,316
1,500,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 4.375%, 12/1/2058	1,417,735
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,015,248
		TOTAL	15,110,079
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Oklahoma—0.1%
$1,250,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	$ 1,263,794
		Oregon—0.3%
3,525,000		Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,600,266
1,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.000%, 5/1/2033	1,138,544
		TOTAL	4,738,810
		Pennsylvania—2.4%
4,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,369,310
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,038,112
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,411,036
455,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	455,242
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,365,009
1,000,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2044	1,021,224
605,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2049	596,646
1,145,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	976,699
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 4.250%, 11/1/2051	4,579,697
2,430,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,514,649
1,155,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,204,470
4,240,000		Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,415,022
330,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	330,447
2,500,000		Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2024C), (Assured Guaranty, Inc. INS), 5.250%, 9/1/2054	2,629,798
2,990,000		Upper St Clair TWP PA School District, UT GO Bonds (Series 2025), 4.000%, 10/1/2043	2,985,338
		TOTAL	33,892,699
		Puerto Rico—1.4%
2,490,792		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2035	2,467,686
4,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,323,742
6,250,000	[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2047	6,203,359
5,018,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 5.350%, 7/1/2046	1,788,634
5,543,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	5,383,944
		TOTAL	20,167,365
		South Carolina—0.1%
1,625,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2044	1,738,749
		Tennessee—0.7%
1,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (2026B), 5.000%, 7/1/2043	1,075,187
1,500,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,572,611
2,705,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2049	2,502,125
4,000,000		Tennessee Energy Acquisition Corp., Gas Project Revenue Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 11/1/2034	4,274,891
		TOTAL	9,424,814
		Texas—6.6%
2,000,000		Austin, TX Water and Wastewater System, Revenue Refunding Bonds (Series 2026), 5.250%, 11/15/2055	2,111,252
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Cedar Hill, TX Independent School District, UT GO Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	$ 1,840,799
1,500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2020E), 4.000%, 1/1/2050	1,329,496
1,985,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,881,516
2,000,000		Crowley, TX Independent School District, UT GO Refunding Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 4.250%, 2/1/2047	1,946,143
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2024), (Original Issue Yield: 4.280%), 4.000%, 11/1/2049	1,805,915
1,350,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2025B), 5.000%, 11/1/2042	1,472,298
7,355,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	7,055,026
8,215,000		DeSoto, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.250%, 8/15/2045	8,880,841
865,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2044	934,888
1,000,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2045	1,071,168
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,948,974
4,870,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	4,981,559
1,045,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2037	1,160,348
1,255,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2038	1,384,960
850,000		Houston, TX (Houston, TX Convention & Entertainment Facilities Department), First Lien Hotel Occupancy Tax Special Revenue and Refunding Bonds (Series 2026C), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2044	921,520
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,001,289
1,335,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	1,225,172
3,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding and Improvement Revenue Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 5/15/2037	3,380,835
5,290,000		Montgomery, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.250%, 2/15/2052	5,170,578
1,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facility Revenue Bonds (Series 2025), 5.375%, 1/1/2060	1,001,623
1,622,944	[4]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	795,432
1,200,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2025), 5.000%, 11/1/2055	1,177,149
1,500,000		North Texas Municipal Water District, Water System Revenue Refunding and Improvement Bonds (Series 2025), 5.000%, 9/1/2034	1,714,375
1,430,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,317,196
4,000,000		Northside, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	4,049,334
3,000,000		San Antonio, TX Electric & Gas System (CPS Energy), Revenue Refunding Bonds (Series 2026A), 5.000%, 2/1/2040	3,352,771
1,610,000		San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	1,781,092
2,950,000		Spring Branch, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2035	3,383,793
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025A), 5.500%, 11/15/2052	1,067,916
4,045,000		Texas City Independent School District/TX, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2048	3,771,815
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,004,877
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,400,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	$ 2,622,347
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2038	978,125
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	969,492
1,050,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 6/30/2039	1,022,440
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,886,339
2,000,000		Texas Transportation Commission State Highway Fund (Texas State), Mobility Fund and Refunding Bonds (Series 2025), 5.000%, 10/1/2043	2,208,977
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,031,461
1,500,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,564,184
		TOTAL	95,205,315
		Utah—0.7%
2,955,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2050	3,181,704
3,200,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2055	3,412,757
3,000,000		Salt Lake County, UT, Sales Tax Revenue Bonds (Series 2025), (Original Issue Yield: 4.300%), 4.000%, 2/1/2045	2,983,884
		TOTAL	9,578,345
		Virginia—1.6%
5,000,000		Henrico County, VA Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2025D), 4.250%, 5/1/2056	4,904,692
1,600,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	1,742,304
2,250,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	2,463,952
1,135,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,236,690
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	7,771,882
1,085,000		Virginia Small Business Financing Authority (LifeSpire of Virginia), Revenue and Refunding Bonds (Series 2024A), 5.500%, 12/1/2054	1,121,971
4,000,000		Virginia State Housing Development Authority, Mortgage Revenue Bonds (Series G-1), 4.700%, 7/1/2051	3,993,984
		TOTAL	23,235,475
		Washington—1.6%
3,000,000		King County, WA Sewer System, Sewer Revenue and Refunding Bonds (Series 2024A), 5.000%, 1/1/2037	3,389,785
1,600,000		Public Hospital District No. 4 King County, Washington (Snoqualmie Valley Health), Hospital Revenue and Refunding Bonds (Series 2025A), 6.625%, 12/1/2045	1,619,739
1,745,000		Seattle, WA Water System, Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,865,767
1,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2025A), 5.250%, 9/1/2050	1,571,593
2,000,000	[2]	Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Bonds, 6.250%, 1/1/2056	2,021,748
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,510,202
2,435,858		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	2,276,138
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,228,889
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,884,860
		TOTAL	23,368,721
		Wisconsin—0.2%
3,000,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	3,066,303
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $668,025,473)	673,408,193
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[3]	SHORT-TERM MUNICIPALS—4.4%
		Alabama—0.6%
$3,350,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 3.430%, 5/1/2026	$ 3,350,000
4,950,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 3.430%, 5/1/2026	4,950,000
		TOTAL	8,300,000
		Louisiana—0.0%
95,000		Louisiana State Gas & Fuels Second Lien, (2025 Series C) Daily VRDNs, (TD Bank, N.A. LOC), 2.700%, 5/1/2026	95,000
		New York—1.7%
2,600,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	2,600,000
5,500,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	5,500,000
5,000,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 3.350%, 5/1/2026	5,000,000
4,100,000		New York City, NY Transitional Finance Authority, (2019 Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	4,100,000
1,500,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 3.460%, 5/1/2026	1,500,000
1,300,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	1,300,000
4,700,000		New York City, NY, (Subseries B-5) Daily VRDNs, (Barclays Bank plc LIQ), 3.450%, 5/1/2026	4,700,000
		TOTAL	24,700,000
		Ohio—1.2%
9,300,000		Franklin, OH (Nationwide Children’s Hospital), (Series 2025 B-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.350%, 5/1/2026	9,300,000
1,400,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.170%, 5/7/2026	1,400,000
5,550,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	5,550,000
1,600,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds (Series 2024C) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	1,600,000
		TOTAL	17,850,000
		Pennsylvania—0.6%
1,325,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.450%, 5/1/2026	1,325,000
6,650,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	6,650,000
		TOTAL	7,975,000
		Texas—0.3%
1,400,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 3.450%, 5/1/2026	1,400,000
1,445,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025D) Daily VRDNs, (Royal Bank of Canada LIQ), 3.450%, 5/1/2026	1,445,000
1,200,000		New Hope Cultural Education Facilities Finance Corporation (Children’s Health System of Texas), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 3.400%, 5/1/2026	1,200,000
		TOTAL	4,045,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $62,965,000)	62,965,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,088,126,619)[5]	1,430,423,524
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	4,359,637
		NET ASSETS—100%	$1,434,783,161
Semi-Annual Financial Statements and Additional Information

At April 30, 2026, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2026, these restricted securities amounted to $32,136,863, which represented 2.2% of net assets.

3
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Issuer in default.
5	The cost of investments for federal tax purposes amounts to $1,087,361,569.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$673,408,193	$—	$673,408,193
Short-Term Municipals	—	62,965,000	—	62,965,000
Equity Securities:
Common Stocks
Domestic	641,918,679	—	—	641,918,679
International	39,174,447	12,957,205	—	52,131,652
TOTAL SECURITIES	$681,093,126	$749,330,398	$—	$1,430,423,524

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.74	$14.69	$12.58	$12.66	$15.09	$13.02
Income From Investment Operations:
Net investment income[1]	0.16	0.32	0.31	0.33	0.27	0.32
Net realized and unrealized gain (loss)	0.61	1.03	2.12	(0.08)	(2.06)	2.07
TOTAL FROM INVESTMENT OPERATIONS	0.77	1.35	2.43	0.25	(1.79)	2.39
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.33)	(0.28)	(0.32)
Distributions from net realized gain	—	—	—	—	(0.36)	—
TOTAL DISTRIBUTIONS	(0.15)	(0.30)	(0.32)	(0.33)	(0.64)	(0.32)
Net Asset Value, End of Period	$16.36	$15.74	$14.69	$12.58	$12.66	$15.09
Total Return[2]	4.95%	9.32%	19.43%	1.86%	(12.29)%	18.46%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.99%[5]	0.99%[5]	1.00%[5]	1.00%	1.00%
Net investment income	2.01%[4]	2.13%	2.17%	2.52%	1.99%	2.18%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%	0.08%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$685,512	$666,108	$651,927	$578,250	$617,694	$722,618
Portfolio turnover[7]	12%	31%	23%	36%	67%	48%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.99%, 0.99% and 1.00% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.72	$14.68	$12.57	$12.65	$15.08	$13.01
Income From Investment Operations:
Net investment income[1]	0.10	0.21	0.20	0.23	0.17	0.21
Net realized and unrealized gain (loss)	0.62	1.02	2.12	(0.08)	(2.07)	2.07
TOTAL FROM INVESTMENT OPERATIONS	0.72	1.23	2.32	0.15	(1.90)	2.28
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.21)	(0.23)	(0.17)	(0.21)
Distributions from net realized gain	—	—	—	—	(0.36)	—
TOTAL DISTRIBUTIONS	(0.09)	(0.19)	(0.21)	(0.23)	(0.53)	(0.21)
Net Asset Value, End of Period	$16.35	$15.72	$14.68	$12.57	$12.65	$15.08
Total Return[2]	4.63%	8.44%	18.55%	1.10%	(12.96)%	17.59%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.74%[5]	1.74%[5]	1.75%[5]	1.75%	1.75%
Net investment income	1.27%[4]	1.39%	1.45%	1.78%	1.22%	1.43%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%	0.08%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,557	$56,766	$72,918	$92,339	$138,985	$204,272
Portfolio turnover[7]	12%	31%	23%	36%	67%	48%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.74%, 1.74% and 1.75% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.73	$14.69	$12.58	$12.66	$15.09	$13.02
Income From Investment Operations:
Net investment income[1]	0.16	0.32	0.31	0.33	0.27	0.32
Net realized and unrealized gain (loss)	0.62	1.02	2.12	(0.09)	(2.06)	2.07
TOTAL FROM INVESTMENT OPERATIONS	0.78	1.34	2.43	0.24	(1.79)	2.39
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.32)	(0.28)	(0.32)
Distributions from net realized gain	—	—	—	—	(0.36)	—
TOTAL DISTRIBUTIONS	(0.15)	(0.30)	(0.32)	(0.32)	(0.64)	(0.32)
Net Asset Value, End of Period	$16.36	$15.73	$14.69	$12.58	$12.66	$15.09
Total Return[2]	5.02%	9.25%	19.43%	1.86%	(12.29)%	18.46%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.99%[5]	0.99%[5]	1.00%[5]	1.00%	1.00%
Net investment income	2.01%[4]	2.13%	2.18%	2.53%	1.98%	2.18%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%	0.08%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,454	$180,638	$185,996	$178,339	$215,557	$269,042
Portfolio turnover[7]	12%	31%	23%	36%	67%	48%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.99%, 0.99% and 1.00% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.73	$14.69	$12.58	$12.66	$15.09	$13.02
Income From Investment Operations:
Net investment income[1]	0.18	0.35	0.34	0.36	0.31	0.35
Net realized and unrealized gain (loss)	0.62	1.03	2.12	(0.08)	(2.07)	2.08
TOTAL FROM INVESTMENT OPERATIONS	0.80	1.38	2.46	0.28	(1.76)	2.43
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.35)	(0.36)	(0.31)	(0.36)
Distributions from net realized gain	—	—	—	—	(0.36)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.34)	(0.35)	(0.36)	(0.67)	(0.36)
Net Asset Value, End of Period	$16.36	$15.73	$14.69	$12.58	$12.66	$15.09
Total Return[2]	5.15%	9.53%	19.72%	2.12%	(12.07)%	18.75%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%[5]	0.74%[5]	0.75%[5]	0.75%	0.75%
Net investment income	2.26%[4]	2.38%	2.42%	2.78%	2.24%	2.43%
Expense waiver/reimbursement[6]	0.08%[4]	0.09%	0.08%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$519,261	$492,337	$477,006	$395,819	$427,368	$485,428
Portfolio turnover[7]	12%	31%	23%	36%	67%	48%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.74%, 0.74% and 0.75% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value (identified cost $1,088,126,619)	$1,430,423,524
Cash	175,812
Income receivable	10,506,691
Receivable for shares sold	188,894
Receivable for investments sold	8,385
Total Assets	1,441,303,306
Liabilities:
Payable for investments purchased	$5,548,614
Payable for shares redeemed	452,698
Payable for other service fees (Notes 2 and 5)	264,071
Payable for distribution services fee (Note 5)	31,069
Payable for investment adviser fee (Note 5)	21,992
Payable for administrative fee (Note 5)	4,151
Accrued expenses (Note 5)	197,550
TOTAL LIABILITIES	6,520,145
Net assets for 87,702,982 shares outstanding	$1,434,783,161
Net Assets Consist of:
Paid-in capital	$1,042,921,425
Total distributable earnings (loss)	391,861,736
NET ASSETS	$1,434,783,161
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($685,511,578 ÷ 41,895,979 shares outstanding), no par value, unlimited shares authorized	$16.36
Offering price per share (100/94.50 of $16.36)	$17.31
Redemption proceeds per share	$16.36
Class C Shares:
Net asset value per share ($50,556,624 ÷ 3,092,464 shares outstanding), no par value, unlimited shares authorized	$16.35
Offering price per share	$16.35
Redemption proceeds per share (99.00/100 of $16.35)	$16.19
Class F Shares:
Net asset value per share ($179,453,806 ÷ 10,969,207 shares outstanding), no par value, unlimited shares authorized	$16.36
Offering price per share (100/99.00 of $16.36)	$16.53
Redemption proceeds per share (99.00/100 of $16.36)	$16.20
Institutional Shares:
Net asset value per share ($519,261,153 ÷ 31,745,332 shares outstanding), no par value, unlimited shares authorized	$16.36
Offering price per share	$16.36
Redemption proceeds per share	$16.36
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Interest	$14,901,939
Dividends (net of foreign taxes withheld of $6,094)	6,036,396
TOTAL INCOME	20,938,335
Expenses:
Investment adviser fee (Note 5)	$4,529,587
Administrative fee (Note 5)	541,784
Custodian fees	35,125
Transfer agent fees	429,414
Directors’/Trustees’ fees (Note 5)	3,968
Auditing fees	19,403
Legal fees	5,424
Distribution services fee (Note 5)	197,543
Other service fees (Notes 2 and 5)	1,118,750
Portfolio accounting fees	125,124
Share registration costs	42,635
Printing and postage	26,347
Miscellaneous (Note 5)	17,114
TOTAL EXPENSES	7,092,218
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(585,013)
Reduction of custodian fees (Note 6)	(1,478)
TOTAL WAIVER AND REDUCTION	(586,491)
Net expenses	6,505,727
Net investment income	14,432,608
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	49,276,644
Net realized gain on written options	82,496
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	5,286,583
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	54,645,723
Change in net assets resulting from operations	$69,078,331
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,432,608	$29,820,871
Net realized gain	49,359,140	779,452
Net change in unrealized appreciation/depreciation	5,286,583	90,113,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,078,331	120,714,128
Distributions to Shareholders:
Class A Shares	(6,482,330)	(13,006,970)
Class C Shares	(314,379)	(809,401)
Class F Shares	(1,725,388)	(3,627,173)
Institutional Shares	(5,481,251)	(10,746,875)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,003,348)	(28,190,419)
Share Transactions:
Proceeds from sale of shares	62,401,843	112,084,710
Net asset value of shares issued to shareholders in payment of distributions declared	13,633,368	27,415,994
Cost of shares redeemed	(92,175,622)	(224,022,910)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,140,411)	(84,522,206)
Change in net assets	38,934,572	8,001,503
Net Assets:
Beginning of period	1,395,848,589	1,387,847,086
End of period	$1,434,783,161	$1,395,848,589
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $586,491 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$831,474
Class C Shares	65,848
Class F Shares	221,428
TOTAL	$1,118,750
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,135,000	$1,135,026
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,026,600	$3,957,632
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$665,972	$665,270
Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	3/20/2025	$1,500,000	$1,594,728
National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	11/22/2024	$1,421,400	$1,409,610
National Finance Authority, NH (Goodland Project, TX MUD), Special Revenue Capital Appreciation Bonds (Series 2026), (Original Issue Yield: 6.625%), 6.625%, 12/15/2039	04/22/2026	$2,086,717	$2,058,071
National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	12/06/2024	$1,787,951	$1,798,818
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,501,978
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/06/2022	$2,000,000	$2,114,813
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2/02/2023	$3,000,000	$3,066,303
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2047	4/01/2024	$6,110,087	$6,203,359
Savannah-Georgia Convention Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.300%), 6.000%, 6/1/2050	9/11/2025	$2,022,201	$2,099,305
Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Bonds, 6.250%, 1/1/2056	11/13/2025	$1,957,616	$2,021,748
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,500,972	$1,510,202
Option Contracts
The Fund buys or sells put and call options to manage security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The
Semi-Annual Financial Statements and Additional Information

Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased put and call options held by the Fund throughout the period was $6,054 and $10,714, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put options held by the Fund throughout the period was $1,490. This is based on amounts held as of each month-end throughout the six-month period.
At April 30, 2026, the Fund had no outstanding purchased or written options contracts.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Purchased Options Contracts[1]	Written Options Contracts	Total
Equity contracts	$(266,925)	$82,496	$(184,429)

1	The net realized loss on Purchased Options is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,673,765	$26,674,711	2,724,194	$40,490,093
Shares issued to shareholders in payment of distributions declared	389,350	6,171,477	833,514	12,346,913
Shares redeemed	(2,494,640)	(39,720,282)	(5,600,750)	(83,096,949)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(431,525)	$(6,874,094)	(2,043,042)	$(30,259,943)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	138,753	$2,198,730	275,058	$4,092,823
Shares issued to shareholders in payment of distributions declared	19,243	304,674	52,957	782,756
Shares redeemed	(675,813)	(10,762,995)	(1,685,034)	(24,959,761)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(517,817)	$(8,259,591)	(1,357,019)	$(20,084,182)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	26,189	$418,824	72,639	$1,075,501
Shares issued to shareholders in payment of distributions declared	108,696	1,722,576	244,579	3,621,864
Shares redeemed	(645,908)	(10,263,307)	(1,497,836)	(22,250,178)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(511,023)	$(8,121,907)	(1,180,618)	$(17,552,813)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,081,347	$33,109,578	4,477,558	$66,426,293
Shares issued to shareholders in payment of distributions declared	342,897	5,434,641	720,073	10,664,461
Shares redeemed	(1,974,131)	(31,429,038)	(6,377,347)	(93,716,022)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	450,113	$7,115,181	(1,179,716)	$(16,625,268)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,010,252)	$(16,140,411)	(5,760,395)	$(84,522,206)
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $1,087,361,569. The net unrealized appreciation of investments for federal tax purposes was $343,061,955. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $355,752,585 and unrealized depreciation from investments for those securities having an excess of cost over value of $12,690,630.
As of October 31, 2025, the Fund had a capital loss carryforward of $1,438,352 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,438,352	$—	$1,438,352
At October 31, 2025, for federal tax purposes, the Fund had $708,236 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $585,013 of its fee.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Adviser’s fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2026, the Sub-Adviser earned a fee of $893,506.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$197,543
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2026, FSC retained $12,645 of fees paid by the Fund. For the six months ended April 30, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2026, FSC retained $16,642 in sales charges from the sale of Class A Shares. FSC also retained $3,576, $1,652 and $537 relating to redemptions of Class A Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $2,784 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74%, 0.99% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the six months ended April 30, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $55,830,919 and $59,040,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended April 30, 2026, the Fund’s expenses were offset by $1,478 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$168,652,243
Sales	$202,204,464
Semi-Annual Financial Statements and Additional Information

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES MUNI AND STOCK ADVANTAGE FUND (THE “FUND”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Muni and Stock Advantage Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
30216 (6/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Muni and Stock Advantage Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Muni and Stock Advantage Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Muni and Stock Advantage Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Muni and Stock Advantage Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026